Commitments and Contingencies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Commitments And Contingencies Disclosure [Line Items]
Operating lease, expenses	¥ 16,584	$ 2,542	¥ 16,380	¥ 12,120
Consulting Service for Lease Term within One Year
Commitments And Contingencies Disclosure [Line Items]
Future minimum payment under non-cancellable purchase commitment payment period	1 year	1 year
Future minimum payment under non-cancellable purchase commitment	¥ 0
Maximum [Member] | Office Premise [Member]
Commitments And Contingencies Disclosure [Line Items]
Operating Lease term of contract	5 years
Minimum [Member] | Office Premise [Member]
Commitments And Contingencies Disclosure [Line Items]
Operating Lease term of contract	6 months